Shareholders’ Equity - Schedule of Total Equity-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Total Equity-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 10,617	$ 9,916	$ 7,926
Research and development [Member]
Schedule of Total Equity-Based Compensation Expense [Line Items]
Total share-based compensation expense	6,464	6,454	5,073
Marketing expenses [Member]
Schedule of Total Equity-Based Compensation Expense [Line Items]
Total share-based compensation expense	859	753	474
General and administrative [Member]
Schedule of Total Equity-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 3,294	$ 2,709	$ 2,379